Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property and equipment

6       Property and equipment

	Furniture
	and	Leasehold	Equipment
	fittings	improvements	under lease	Total
	$	$	$	$
Year ended December 31, 2021
Opening net book value	12	313	534	859
Additions	—	32	408	440
Foreign exchange	(2)	1	8	7
Depreciation	(10)	(60)	(448)	(518)
Closing net book value	—	286	502	788

At December 31, 2021
Cost	127	578	1,077	1,782
Accumulated depreciation	(127)	(292)	(575)	(994)
Net book value	—	286	502	788

Year ended December 31, 2022
Opening net book value	—	286	502	788
Additions	—	—	800	800
Foreign exchange	—	(15)	(2)	(17)
Depreciation	—	(59)	(613)	(672)
Closing net book value	—	212	687	899

At December 31, 2022
Cost	—	542	1,835	2,377
Accumulated depreciation	—	(330)	(1,148)	(1,478)
Net book value	—	212	687	899